Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss) and Reclassification Adjustments (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Before-tax amount
Adjustments from foreign currency translation	¥ (118,587)		¥ (292,106)		¥ 87,644
Unrealized gains (losses) on available-for-sale securities:
Unrealized holding gains (losses) arising during the year	9,525		193		35,581
Reclassification adjustments for losses (gains) realized in net income	(706)		116		588
Net unrealized gains (losses)	8,819		309		36,169
Unrealized gains (losses) on derivative instruments
Unrealized holding gains (losses) arising during the year	(115)		1,359		(865)
Reclassification adjustments for losses (gains) realized in net income	78		(1,077)		324
Net unrealized gains (losses)	(37)		282		(541)
Pension and other postretirement benefits adjustment
(Increase) decrease in net unrealized losses on pension and other postretirement benefits	(72,397)	[1]	(12,220)	[1]	6,773	[1]
Amortization of unrealized (gain) loss on pension and other postretirement benefits	10,734	[1]	11,809	[1]	12,329	[1]
Net unrealized gains (losses)	(61,663)	[1]	(411)	[1]	19,102	[1]
Other comprehensive income (loss)	(171,468)		(291,926)		142,374
Tax (expense) or benefit (note 11)
Adjustments from foreign currency translation	1,775		1,361		3,453
Unrealized gains (losses) on available-for-sale securities:
Unrealized holding gains (losses) arising during the year	(3,087)		312		(12,827)
Reclassification adjustments for losses (gains) realized in net income	167		(46)		(235)
Net unrealized gains (losses)	(2,920)		266		(13,062)
Unrealized gains (losses) on derivative instruments
Unrealized holding gains (losses) arising during the year	39		(545)		347
Reclassification adjustments for losses (gains) realized in net income	(31)		431		(130)
Net unrealized gains (losses)	8		(114)		217
Pension and other postretirement benefits adjustment
(Increase) decrease in net unrealized losses on pension and other postretirement benefits	25,751	[1]	7,265	[1]	(13,568)	[1]
Amortization of unrealized (gain) loss on pension and other postretirement benefits	(3,844)	[1]	(4,070)	[1]	(4,748)	[1]
Net unrealized gains (losses)	21,907	[1]	3,195	[1]	(18,316)	[1]
Other comprehensive income (loss)	20,770		4,708		(27,708)
Net-of-tax amount
Adjustments from foreign currency translation	(116,812)		(290,745)		91,097
Unrealized gains (losses) on available-for-sale securities:
Unrealized holding gains (losses) arising during the year	6,438		505		22,754
Reclassification adjustments for losses (gains) realized in net income	(539)		70		353
Net unrealized gains (losses)	5,899		575		23,107
Unrealized gains (losses) on derivative instruments
Unrealized holding gains (losses) arising during the year	(76)		814		(518)
Reclassification adjustments for losses (gains) realized in net income	47		(646)		194
Net unrealized gains (losses)	(29)		168		(324)
Pension and other postretirement benefits adjustment
(Increase) decrease in net unrealized losses on pension and other postretirement benefits	(46,646)	[1]	(4,955)	[1]	(6,795)	[1]
Amortization of unrealized (gain) loss on pension and other postretirement benefits	6,890	[1]	7,739	[1]	7,581	[1]
Net unrealized gains (losses)	(39,756)	[1]	2,784	[1]	786	[1]
Other comprehensive income (loss)	¥ (150,698)		¥ (287,218)		¥ 114,666

[1]	The primary components of other comprehensive income (loss) for Pension and other postretirement benefits adjustment are actuarial gains or losses and prior service benefits or costs (see note 13).